Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our current executive compensation program does not include the award of options. While we do not have a formal policy in place with regard to the timing of award of options, stock appreciation rights or similar instruments in relation to the disclosure of material nonpublic information, if in the future we anticipate granting options, stock appreciation rights or similar instruments, we may determine to establish a policy regarding how the Board determines when to grant such awards and how the Board or the Compensation and HC Committee will take material nonpublic information into account when determining the timing and terms of such awards.